CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of comprehensive income [abstract]
Net income	¥ 2,874,614	¥ 2,282,378	¥ 2,111,125
Items that will not be reclassified to profit (loss)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(49,242)	387,427	(243,853)
Remeasurements of defined benefit plans	136,250	216,272	(43,399)
Share of other comprehensive income of equity method investees	113,641	80,472	62,568
Total of items that will not be reclassified to profit (loss)	200,648	684,172	(224,684)
Items that may be reclassified subsequently to profit (loss)
Exchange differences on translating foreign operations	902,844	403,636	(362,098)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(154,174)	(83,503)	113,390
Share of other comprehensive income of equity method investees	193,811	8,172	(35,253)
Total of items that may be reclassified subsequently to profit (loss)	942,480	328,305	(283,961)
Total other comprehensive income, net of tax	1,143,129	1,012,476	(508,645)
Comprehensive income	4,017,742	3,294,854	1,602,480
Comprehensive income for the period attributable to
Toyota Motor Corporation	3,954,350	3,217,806	1,555,009
Non-controlling interests	63,392	77,048	47,472
Comprehensive income	¥ 4,017,742	¥ 3,294,854	¥ 1,602,480